Income taxes (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Income Taxes
Balance At The Beginning Of The Year	$ 0	$ 0
Recognized In Profit/loss	(93,854)	0
Recognized In Shareholders' Equity	93,854	0
Balance At The End Of The Year	$ 0	$ 0